SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Revenue Earning Devices
Cost of Goods Sold	$ 513,195	$ 447,955	$ 1,981,679	$ 1,051,498
Operating expenses	10,804	4,104	91,811	287,830
Total Depreciation and Amortization RED	$ 523,999	$ 452,059	$ 2,073,490	$ 1,339,328